Subsequent Events (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Nov. 09, 2023
Subsequent Events (Details) [Line Items]
Principal amount		$ 750,000
Agreed to pay development fees	$ 1,500,000
Net revenue percent	9.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest rate		8.00%
IOS Release [Member]
Subsequent Events (Details) [Line Items]
Agreed to pay development fees	$ 400,000